Consolidated Statements of Financial Position $ in Thousands	Dec. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	$ 299,329
Accounts receivable, net	64,570
Inventories, net	391,195
Biological assets	78,600
Assets held for sale	80,583
Prepaid expenses and other current assets	35,667
Current portion of notes receivable	2,315
Total current assets	952,259
Deferred tax asset	2,593
Notes receivable	842
Property, plant and equipment, net	379,720
Right-of-use assets, net	285,111
Intangible assets, net	1,010,008
Goodwill.	605,496
Investments	4,401
Other assets	22,048
Total assets	3,262,478
Current liabilities:
Accounts payable	26,751
Accrued expenses	87,583
Income tax payable	140,019
Current portion of lease liability	19,279
Current portion of notes payable	1,966
Current contingent consideration liability	9,155
Liabilities held for sale	18,472
Other current liabilities	12,171
Total current liabilities	315,396
Deferred tax liability	299,333
Notes payable	434,123
Lease liability	298,281
Non-controlling interest redemption liability	72,140
Contingent consideration liability	28,839
Other long term liability	5,876
Total liabilities	1,453,988
Shareholders' equity:
Share capital	2,225,940
Treasury shares	(5,208)
Reserves	(162,085)
Accumulated other comprehensive income.	(9,996)
Accumulated deficit	(291,395)
Redeemable non-controlling interest contingency	(72,140)
Total Curaleaf Holdings, Inc. shareholders' equity	1,685,116
Non-controlling interest	123,374
Total shareholders' equity	1,808,490
Total liabilities and shareholders' equity	$ 3,262,478